Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
ASU 2016-13 Adoption to Allowance for Credit Losses	For more information on the impact of CECL by type of financial asset, see Table 1.1. Prior to adopting this Update, we recorded an allowance for loan losses based on management’s estimate of probable credit losses inherent in the loan portfolio referred to as the incurred credit loss methodology.
Table 1.1: ASU 2016-13 Adoption Impact to Allowance for Credit Losses (1)

			Dec 31, 2019	ASU 2016-13 Adoption Impact		Jan 1, 2020
(in billions)	Balance Outstanding	ACL Balance	Coverage		ACL Balance	Coverage
Total commercial (2)	$515.7	6.2	1.2%	$(2.9)	3.4	0.7%

Residential mortgage (3)	323.4	0.9	0.3	—	0.9	0.3
Credit card (4)	41.0	2.3	5.5	0.7	2.9	7.1
Auto (4)	47.9	0.5	1.0	0.3	0.7	1.5
Other consumer (4)	34.3	0.6	1.6	0.6	1.2	3.5
Total consumer	446.5	4.2	0.9	1.5	5.7	1.3
Total loans	962.3	10.5	1.1	(1.3)	9.1	0.9
Available-for-sale and held-to-maturity debt securities and other assets (5)	420.0	0.1	NM	—	0.1	NM
Total	$1,382.3	10.6	NM	$(1.3)	9.3	NM
NM – Not meaningful
(1)Amounts presented in this table may not equal the sum of its components due to rounding.
(2)Decrease reflecting shorter contractual maturities given limitation to contractual terms.
(3)Impact reflects an increase due to longer contractual terms, offset by expectation of recoveries in collateral value on mortgage loans previously written down significantly below current recovery value.
(4)Increase due to longer contractual terms or indeterminate maturities.
(5)Excludes other financial assets in the scope of CECL that do not have an ACL based on the nature of the asset.

Accounting Model for Financial Assets and Financial Liabilities
Table 1.2 summarizes financial assets and liabilities by form and measurement accounting model.
Table 1.2: Accounting Model for Financial Assets and Financial Liabilities

Balance sheet caption	Measurement model(s)	Financial statement Note reference
Cash and due from banks	Amortized cost	Note 28: Regulatory Capital Requirements and Other Restrictions
Interest-earning deposits with banks	Amortized cost	Note 28: Regulatory Capital Requirements and Other Restrictions
Federal funds sold and securities purchased under resale agreements	Amortized cost	N/A
Debt securities:
Trading	FV-NI (1)	Note 2: Trading Activities Note 17: Fair Values of Assets and Liabilities
Available-for-sale	FV-OCI (2)	Note 3: Available-for-Sale and Held-to-Maturity Debt Securities Note 17: Fair Values of Assets and Liabilities
Held-to-maturity	Amortized cost	Note 3: Available-for-Sale and Held-to-Maturity Debt Securities
Loans held for sale	FV-NI (1) LOCOM (3)	Note 17: Fair Values of Assets and Liabilities
Loans	Amortized cost FV-NI (1)	Note 4: Loans and Related Allowance for Credit Losses Note 17: Fair Values of Assets and Liabilities
Derivative assets and liabilities	FV-NI (1) FV-OCI (2)	Note 2: Trading Activities Note 16: Derivatives Note 17: Fair Values of Assets and Liabilities
Equity securities:
Marketable	FV-NI (1)	Note 2: Trading Activities Note 6: Equity Securities Note 17: Fair Values of Assets and Liabilities
Nonmarketable	FV-NI (1) Cost method Equity method MA (4)	Note 2: Trading Activities Note 6: Equity Securities Note 17: Fair Values of Assets and Liabilities
Other assets	Amortized cost (5)	Note 7: Premises, Equipment, and Other Assets
Deposits	Amortized cost	Note 11: Deposits
Short-term borrowings	Amortized cost	N/A
Accrued expenses and other liabilities	Amortized cost (6)	Note 2: Trading Activities Note 5: Leasing Activity Note 17: Fair Values of Assets and Liabilities
Long-term debt	Amortized cost	Note 12: Long-Term Debt
(1)FV-NI represents the fair value through net income accounting model.
(2)FV-OCI represents the fair value through other comprehensive income accounting model.
(3)LOCOM represents the lower of cost or fair value accounting model.
(4)MA represents the measurement alternative accounting model.
(5)Other assets are generally measured at amortized cost, except for bank-owned life insurance which is measured at cash surrender value.
(6)Accrued expenses and other liabilities are generally measured at amortized cost, except for trading short-sale liabilities which are measured at FV-NI.

Key Economic Variables	See Table 1.3 for key economic variables used for our loan portfolios.
Table 1.3: Key Economic Variables

Loan Portfolio	Key economic variables
Total commercial	• Gross domestic product • Commercial real estate asset prices, where applicable • Unemployment rate
Residential mortgage	• Home price index • Unemployment rate
Other consumer (including credit card, auto, and other consumer)	• Unemployment rate

Supplemental Cash Flow Information
Supplemental Cash Flow Information
Significant noncash activities are presented in Table 1.4.

Table 1.4: Supplemental Cash Flow Information

	Year ended December 31,
(in millions)	2020	2019	2018
Available-for-sale debt securities purchased from securitization of LHFS (1)	$21,768	—	—
Held-to-maturity debt securities purchased from securitization of LHFS (1)	9,912	289	149
Transfers from loans to LHFS (2)	19,975	6,453	7,984
Transfers from available-for-sale debt securities to held-to-maturity debt securities	31,815	13,833	16,479
Operating lease ROU assets acquired with operating lease liabilities (3)	658	5,804	—
(1)For the year ended December 31, 2020, predominantly represents agency mortgage-backed securities purchased upon settlement of the sale and securitization of our conforming residential mortgage loans. See Note 8 (Securitizations and Variable Interest Entities) for additional information.
(2)Prior periods have been revised to conform to the current period presentation.
(3)Includes amounts attributable to new leases and changes from modified leases. The year ended December 31, 2019, balance also includes $4.9 billion from adoption of ASU 2016-02 – Leases (Topic 842).